Long-term debt (Details 1) (CAD)	12 Months Ended
Dec. 31, 2013
Line of Credit Facility [Line Items]
Revolving credit facility, borrowing capacity	800,000,000
Revolving credit facility, additional borrowing capacity	1,300,000,000
Revolving credit facility, interest rate description	provides for borrowings at various interest rates, including the Canadian prime rate, bankers’ acceptance rates, the U.S. federal funds effective rate and the LIBOR, plus applicable margins
Revolving credit facility compliance description	the Company is in compliance
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Revolving credit facility, initiation date	Mar. 22, 2013
Revolving credit facility, expiration date	May 05, 2018